Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Share-based Payment Arrangement [Abstract]
Assumptions Utilized for Stock Options

The assumptions utilized for the fiscal years ended January 31, 2018, 2019, and 2020 are as follows:

	2018	2019	2020
Expected life (in years from vesting)	6.08 - 6.25	6.25	6.10 -6.25
Expected volatility	42% - 44%	40% - 41%	40%
Expected dividends	0.00%	0.00%	0.00%
Risk-free rate	2.07% - 2.27%	2.71% - 3.06%	1.63% - 2.59%

Schedule of Recognized Stock-based Compensation Expense related to the Option Grants under the Incentive Plans

The Company recognized stock-based compensation expense related to the option grants under the Incentive Plans as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
Cost of revenues	$1,357	$1,487	$1,517
Sales and marketing	940	1,078	1,260
Research and development	1,070	1,056	1,245
General and administrative (1)	459	474	1,723

Total stock-based compensation expense	$3,826	$4,095	$5,745

(1)

On June 26, 2019, the Company entered into a separation agreement with an executive. The agreement resulted in a modification of the former employee’s 334,840 outstanding stock options to purchase voting common stock, which accelerated certain vesting and extended the exercise period, resulting in the recognition of $1.2 million of additional stock-based compensation expense for the year ended January 31, 2020.

Stock Option Activity

Stock option activity during the six months ended July 31, 2020 was as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding, January 31, 2020	7,837,023	$5.39
Granted	—	—
Expired or forfeited	(46,899)	10.87
Exercised	(326,030)	2.64

Outstanding, July 31, 2020	7,464,094	$5.48

Exercisable, July 31, 2020	5,542,247	$4.07

Fully vested or expected to vest, July 31, 2020	6,717,685	$5.48

A summary of option activity under the Incentive Plans during the fiscal years ended January 31, 2018, 2019 and 2020 are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding, January 31, 2017	6,845,834	$1.94	7.76
Granted	4,267,151	5.17
Expired or forfeited	(125,642)	2.93
Exercised	(695,384)	1.35		$2,617

Outstanding, January 31, 2018	10,291,959	3.31	7.77

Granted	969,762	13.50
Expired or forfeited	(209,313)	9.46
Exercised	(2,845,482)	2.20		$32,365

Outstanding, January 31, 2019	8,206,926	$4.74	7.34

Granted	353,900	17.54
Expired or forfeited	(265,033)	6.82
Exercised	(458,770)	2.27		$7,639

Outstanding, January 31, 2020	7,837,023	$5.39	6.54	$126,245

Exercisable, January 31, 2020	4,832,586	$3.68	5.88	$86,099

Fully vested or expected to vest, January 31, 2020	7,053,321	$5.39	6.54	$113,620

Schedule of Nonvested Restricted Stock Units Activity

Restricted stock unit (“RSU”) activity during the six months ended July 31, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested, January 31, 2020	948,119	$21.75
Granted	1,120,054	20.07
Vested[1]	(17,500)	20.00
Forfeited	(9,580)	21.53

Nonvested, July 31, 2020	2,041,093	$20.84

[1]	Includes 17,500 RSUs that were not issued and outstanding as of July 31, 2020.